COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)								1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 01, 2025	Mar. 11, 2025	Mar. 11, 2025	Feb. 05, 2024	Feb. 05, 2024	Mar. 10, 2021	Mar. 10, 2021	Jun. 30, 2025	May 31, 2026	May 31, 2025	Feb. 28, 2026		Feb. 28, 2025
Product Liability Contingency [Line Items]
Legal settlements payable	$ 65,000							$ 65,000
Minimum base rent											$ 251,883		$ 240,731
Security deposit									$ 19,280		19,280	[1]	15,880
Operating lease, right of use of asset									$ 882,371		$ 920,384		1,007,862
Operating lease, weighted average discount rate, percent									10.00%		10.00%
Operating lease, weighted average remaining lease term									4 years 8 months 15 days		4 years 11 months 4 days
Operating lease, right of use of asset									$ 891,922		$ 931,814	[1]	1,010,545
Rent expense and operating lease cost									$ 67,372	$ 58,219	$ 251,883		$ 240,731
10 Years Lease Agreement [Member]
Product Liability Contingency [Line Items]
Description of operating lease						the Company entered into a 10 year lease agreement for a manufacturing facility at 10800 Galaxie Avenue, Ferndale, Michigan, 48220, commencing on May 1, 2021 through to April 30, 2031 with a minimum base rent of $15,880 per month.	the Company entered into a 10 year lease agreement for a manufacturing facility at 10800 Galaxie Avenue, Ferndale, Michigan, 48220, commencing on May 1, 2021 through to April 30, 2031 with a minimum base rent of $15,880 per month.
Minimum base rent						$ 15,880
Security deposit						15,880	$ 15,880
10 Years Lease Agreement [Member] | Ferndale, Michigan [Member]
Product Liability Contingency [Line Items]
Minimum base rent							15,880
Security deposit						$ 15,880	$ 15,880
3-Years Lease Agreement [Member]
Product Liability Contingency [Line Items]
Description of operating lease		On March 11, 2025, the Company entered into a 3-year lease agreement for a vehicle commencing March 11, 2025 through to March 11, 2028 with a minimum base rent of $1,286 per month.	On March 11, 2025, the Company entered into a 3-year lease agreement for a vehicle commencing March 11, 2025 through to March 11, 2028 with a minimum base rent of $1,286 per month.	On February 5, 2024, the Company entered into a 3-year lease agreement for a vehicle commencing February 5, 2024 through to February 5, 2027 with a minimum base rent of $1,223 per month.	On February 5, 2024, the Company entered into a 3-year lease agreement for a vehicle commencing February 5, 2024 through to February 5, 2027 with a minimum base rent of $1,223 per month.
Minimum base rent		$ 1,286	$ 1,286	$ 1,223	$ 1,223
Rental down payment		13,188	13,188	$ 9,357	$ 9,357
Operating lease, right of use of asset		53,739	53,739
Operating lease, right of use of asset		$ 67,372	$ 67,372

[1]	Derived from audited information